Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	R 5,129,635	R 4,233,017
Accumulated depreciation	(2,834,628)	(2,389,323)
Carrying value	2,295,007	1,843,694
Right-of-use assets [Member]
Property, Plant and Equipment [Line Items]
Cost	379,392	327,458
Accumulated depreciation	(166,184)	(138,358)
Carrying value	213,208	189,100
Total	2,508,215	2,032,794
Land and Property [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	484,798	153,962
Accumulated depreciation	(39,752)	(31,245)
Carrying value	445,046	122,717
Land and Property [Member] | Right-of-use assets [Member]
Property, Plant and Equipment [Line Items]
Cost	200,114	202,367
Accumulated depreciation	(108,540)	(89,275)
Carrying value	91,574	113,092
Total	536,620	235,809
Plant, equipment and vehicles [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	165,439	129,567
Accumulated depreciation	(114,704)	(95,097)
Carrying value	50,735	34,470
Plant, equipment and vehicles [Member] | Right-of-use assets [Member]
Property, Plant and Equipment [Line Items]
Cost	159,944	105,692
Accumulated depreciation	(38,367)	(29,797)
Carrying value	121,577	75,895
Total	172,312	110,365
IT equipment [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	190,549	161,133
Accumulated depreciation	(145,027)	(119,796)
Carrying value	45,522	41,337
IT equipment [Member] | Right-of-use assets [Member]
Property, Plant and Equipment [Line Items]
Cost	19,334	19,399
Accumulated depreciation	(19,277)	(19,286)
Carrying value	57	113
Total	45,579	41,450
Capitalized telematics devices – Work-in- Progress [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	152,253	130,511
Accumulated depreciation
Carrying value	152,253	130,511
Capitalized telematics devices – Work-in- Progress [Member] | Right-of-use assets [Member]
Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	152,253	130,511
Capitalized telematics devices – Uninstalled [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	259,360	215,539
Accumulated depreciation
Carrying value	259,360	215,539
Capitalized telematics devices – Uninstalled [Member] | Right-of-use assets [Member]
Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	259,360	215,539
Capitalized telematics devices - Installed [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost	3,877,236	3,175,435
Accumulated depreciation	(2,535,145)	(2,143,185)
Carrying value	1,342,091	1,032,250
Capitalized telematics devices - Installed [Member] | Right-of-use assets [Member]
Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total	1,342,091	1,032,250
Construction in progress [Member] | Owned assets [Member]
Property, Plant and Equipment [Line Items]
Cost		266,870
Accumulated depreciation
Carrying value		266,870
Construction in progress [Member] | Right-of-use assets [Member]
Property, Plant and Equipment [Line Items]
Cost
Accumulated depreciation
Carrying value
Total		R 266,870